Marketable Debt Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RENEO PHARMACEUTICALS INC [Member]
Marketable Debt Securities
5. Marketable Debt Securities
The Company’s investments in debt securities are carried at fair value and classified as current assets available-for-sale
and represent the investment of funds available for current operations. Accretion of bond discount and interest income on marketable securities is included in other income as a separate component of other income (expense) on the statement of operations and comprehensive loss. Unrealized gains and losses on available-for-sale
debt securities are included in other comprehensive income or loss, and charged to income or expense in the period when realized. The following tables summarize the gross unrealized gains and losses of the Company’s available-for-sale
securities (in thousands):

	As of June 30, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. treasury securities	$53,558	$—	$(13)	$53,545

Total	$53,558	$—	$(13)	$53,545

	As of December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. treasury securities	$75,324	$8	$(1)	$75,331

Total	$75,324	$8	$(1)	$75,331

As of June 30, 2024, the Company considered the unrealized losses in its investment portfolio to be temporary in nature and not due to credit losses. The Company has the intent and ability to hold such investments until their recovery at fair value. The Company did not have any realized gains or losses in its available for sale securities during the three and six months ended June 30, 2024 and 2023.

5. Marketable Debt Securities
The Company’s investments in debt securities are carried at fair value and classified as current assets available-for-sale
and represent the investment of funds available for current operations. Unrealized gains and losses on available-for-sale
debt securities are included in other comprehensive income or loss, and charged to income or expense in the period when realized. The following tables summarize the gross unrealized gains and losses of the Company’s available-for-sale
securities (in thousands):

	As of December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. treasury securities	$75,324	$8	$(1)	$75,331

Total	$75,324	$8	$(1)	$75,331

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. treasury securities	$76,297	$2	$(46)	$76,253
Commercial paper	4,993	—	—	4,993

Total	$81,290	$2	$(46)	$81,246